Equity Incentive Plan - Summary of Stock Option Activity (Detail) - Employee Stock Option shares in Thousands	6 Months Ended
Jun. 30, 2015 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted, Number of Shares | shares	410
Ending Balance, Number of Shares | shares	410
Exercisable, Number of Shares | shares	2
Granted, Weighted-Average Exercise Price per Share	$ 6.32
Ending Balance, Weighted-Average Exercise Price per Share	6.32
Exercisable, Weighted-Average Exercise Price per Share	$ 6.32